PIA MBS BOND FUND
Schedule of Investments - August 31, 2020 (Unaudited)

Principal
Amount/Shares			Value
	MORTGAGE-BACKED SECURITIES	96.2%
	Commercial Mortgage-Backed Securities	2.1%
	CF Hippolyta LLC
$1,500,000	1.69%, due 7/15/60, Series 2020-1, Class A (b)	94.1%	$1,526,320
	U.S. Government Securities
	FHLMC Pool
138,176	4.00%, due 3/1/26, #J14785		146,953
297,822	3.00%, due 11/1/26, #G18409		313,365
180,225	3.00%, due 6/1/27, #G14497		189,644
565,965	2.50%, due 12/1/31, #G18622		595,393
121,352	6.00%, due 6/1/37, #A62176		135,312
107,278	6.00%, due 6/1/37, #A62444		121,142
114,329	5.00%, due 10/1/38, #G04832		131,586
185,989	3.50%, due 1/1/41, #A96409		201,476
331,254	3.50%, due 2/1/42, #Q05996		355,686
281,405	3.50%, due 4/1/42, #Q07654		305,147
504,170	3.50%, due 5/1/42, #G08491		546,000
381,537	3.50%, due 6/1/42, #C09000		413,021
256,665	3.50%, due 6/1/42, #Q08641		278,296
289,092	3.50%, due 8/1/42, #Q10324		314,233
291,141	3.50%, due 6/1/43, #V80161		315,725
346,451	3.00%, due 8/1/43, #G08540		371,265
214,664	3.00%, due 8/1/43, #Q20559		230,077
301,043	3.50%, due 2/1/44, #Q24712		324,084
816,586	4.00%, due 8/1/44, #G08601		896,091
679,794	3.00%, due 3/1/45, #G08631		721,044
988,860	3.00%, due 5/1/45, #G08640		1,051,199
701,853	3.00%, due 5/1/45, #Q33337		745,737
324,552	3.50%, due 11/1/45, #G08676		346,541
780,096	3.00%, due 1/1/47, #G08741		824,579
409,502	3.00%, due 1/1/47, #Q45636		434,052
338,699	4.50%, due 3/1/47, #G08754		368,961
264,795	4.50%, due 11/1/47, #G61280		286,865
209,460	3.50%, due 2/1/48, #V83957		221,872
379,907	3.50%, due 4/1/48, #Q55213		403,622
269,439	4.50%, due 5/1/48, #G08820		291,283
230,986	4.50%, due 6/1/48, #V84282		249,988
321,324	3.50%, due 9/1/48, #G08835		339,833
284,775	4.00%, due 2/1/49, #ZT1710		303,330
700,368	3.00%, due 4/1/49, #ZN5108		738,878
442,004	3.50%, due 7/1/49, #QA1057		466,455
509,289	3.50%, due 7/1/49, #SD8001		536,846
684,957	3.00%, due 10/1/49, #SD8016		722,561
	FNMA Pool
55,818	3.00%, due 8/1/21, #AL0579		58,572
63,203	5.50%, due 7/1/22, #905040		64,994
197,967	4.50%, due 7/1/23, #254846		213,435
93,824	4.00%, due 12/1/25, #AH6058		99,505
58,612	4.00%, due 1/1/26, #AH3925		62,162
191,376	4.00%, due 5/1/26, #AH8174		203,445
326,231	3.00%, due 9/1/27, #AQ0333		343,022
199,348	2.50%, due 4/1/31, #BC4938		209,285
700,903	2.50%, due 10/1/31, #BC9305		737,290
576,281	2.50%, due 11/1/31, #BD9466		605,736
306,069	3.00%, due 12/1/32, #MA3218		321,321
243,487	3.50%, due 5/1/33, #BK5720		258,772
224,018	3.50%, due 5/1/33, #BK5745		236,783
255,585	3.50%, due 5/1/33, #MA3364		271,099
46,114	3.50%, due 6/1/33, #BK5999		48,898
449,652	4.00%, due 12/1/39, #AE0215		495,666
765,703	3.50%, due 7/1/43, #AB9774		830,487
851,193	3.00%, due 8/1/43, #AU3363		910,676
337,284	4.00%, due 9/1/44, #AS3392		371,105
239,442	4.00%, due 11/1/44, #AS3903		260,025
208,832	4.00%, due 11/1/44, #AS3906		226,929
252,387	3.00%, due 4/1/45, #AS4774		267,339
408,435	3.50%, due 4/1/45, #AY3376		438,187
181,067	3.00%, due 6/1/45, #AZ0171		191,787
1,111,928	3.00%, due 6/1/45, #AZ0504		1,183,350
335,590	3.00%, due 6/1/45, #AZ2754		355,163
421,334	3.50%, due 8/1/45, #AS5699		449,489
206,966	3.50%, due 9/1/45, #AS5722		220,774
446,271	3.00%, due 10/1/45, #AZ6877		472,663
1,077,169	3.50%, due 12/1/45, #BA2275		1,156,704
780,809	3.50%, due 12/1/45, #MA2471		836,043
458,749	3.50%, due 3/1/46, #MA2549		489,392
1,032,862	3.00%, due 7/1/46, #MA2670		1,092,024
607,523	3.00%, due 9/1/46, #AS7904		642,456

195,761	3.00%, due 4/1/47, #AS9448		207,039
356,140	3.00%, due 5/1/47, #AS9562		376,683
258,119	4.00%, due 5/1/47, #AS9487		276,450
273,968	3.50%, due 8/1/47, #MA3087		290,041
529,121	3.50%, due 9/1/47, #MA3120		559,912
224,558	4.50%, due 11/1/47, #BJ1795		244,368
922,221	3.50%, due 3/1/48, #MA3305		975,982
122,696	4.50%, due 4/1/48, #MA3334		133,084
721,164	4.50%, due 5/1/48, #BM4135		782,045
454,725	4.00%, due 6/1/48, #MA3384		485,287
578,758	4.00%, due 7/1/48, #MA3415		617,009
450,608	4.00%, due 8/1/48, #BK5416		480,456
404,951	4.00%, due 10/1/48, #MA3495		431,072
438,429	4.50%, due 10/1/48, #MA3496		473,025
436,547	4.50%, due 11/1/48, #MA3522		471,824
330,539	4.00%, due 1/1/49, #BN3956		351,968
341,464	3.50%, due 2/1/49, #BM5485		360,082
314,811	4.00%, due 2/1/49, #MA3592		335,093
520,941	3.00%, due 4/1/49, #BN6240		549,540
308,963	3.00%, due 4/1/49, #BN6248		325,924
609,056	3.00%, due 5/1/49, #MA3670		642,492
433,953	3.50%, due 5/1/49, #MA3663		457,470
439,824	3.50%, due 6/1/49, #FM1028		464,087
434,998	3.50%, due 6/1/49, #MA3686		458,491
	FNMA TBA
4,000,000	3.00%, due 9/15/42 (d)		4,216,875
4,700,000	2.50%, due 9/15/46 (d)		4,946,750
2,000,000	2.00%, due 3/25/50 (d)		2,058,044
2,000,000	2.00%, due 9/15/50 (d)		2,062,656
	GNMA Pool
159,806	5.50%, due 6/15/39, #714720		186,259
151,896	4.50%, due 7/15/39, #720160		169,227
349,466	5.00%, due 9/15/39, #726311		401,263
306,320	4.00%, due 6/15/45, #AM8608		327,296
215,493	4.00%, due 2/15/46, #AR3772		232,457
26,132	4.00%, due 5/15/46, #AT7406		27,882
277,055	4.00%, due 10/15/46, #AQ0545		294,997
196,449	4.00%, due 12/15/46, #AQ0562		209,707
10,470	4.00%, due 12/15/46, #AQ0563		11,119
987,627	3.00%, due 5/15/47, #AW1730		1,071,230
445,950	3.00%, due 8/15/47, #AZ5554		483,855
679,989	3.50%, due 11/15/47, #BD4824		714,048
301,760	4.00%, due 11/15/47, #BB3817		319,313
623,360	3.50%, due 4/20/49, #MA5875		656,101
941,708	3.50%, due 7/20/49 #MA6039		990,695
620,602	3.00%, due 8/20/49, #MA6089		654,156
1,692,847	3.00%, due 12/20/49, #MA6338		1,784,375
	GNMA TBA
1,500,000	3.00%, due 9/15/42 (d)		1,579,570
4,000,000	2.50%, due 9/15/50 (d)		4,215,000
			68,225,019
	Total Mortgage-Backed Securities (cost $67,025,921)		69,751,339

	SHORT-TERM INVESTMENTS	29.3%
	Money Market Fund	1.0%
731,248	Fidelity Institutional Money Market Government Portfolio - Class I, 0.01% (a)		731,248
	U.S. Treasury Bills	28.3%
1,500,000	0.092%, due 11/5/20 (c)		1,499,750
3,000,000	0.101%, due 11/27/20 (c)		2,999,266
3,000,000	0.110%, due 12/3/20 (c)		2,999,148
2,500,000	0.103%, due 12/10/20 (c)		2,499,288
2,000,000	0.110%, due 12/24/20 (c)		1,999,303
4,500,000	0.115%, due 1/14/21 (c)		4,498,059
4,000,000	0.105%, due 2/11/21 (c)		3,998,098
			20,492,912
	Total Short-Term Investments (cost $21,221,994)		21,224,160

	Total Investments (cost $88,247,915)	125.5%	90,975,499
	Liabilities less Other Assets	(25.5)%	(18,460,305)
	TOTAL NET ASSETS	100.0%	$72,515,194

(a)	Rate shown is the 7-day annualized yield as of August 31, 2020.
(b)	Security purchased within the terms of a private placement memorandum, exempt
	from registration under Rule 144A of the Securities Act of 1933, as amended, and
	may be sold only to dealers in the program or other "qualified institutional buyers."
	As of August 31, 2020, the value of these investments was $1,526,320 or 2.10% of total net assets.
(c)	Rate shown is the discount rate at August 31, 2020.
(d)	Security purchased on a when-issued basis. As of August 31, 2020 the total cost of investments
	purchased on a when-issued basis was $19,078,895 or 26.31% of total net assets.

	FHLMC - Federal Home Loan Mortgage Corporation
	FNMA - Federal National Mortgage Association
	GNMA - Government National Mortgage Association
	TBA - To Be Announced

PIA MBS Bond Fund
Summary of Fair Value Disclosure at August 31, 2020 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of August 31, 2020:

PIA MBS Bond Fund	Level 1	Level 2	Level 3	Total

Fixed Income
Commercial Mortgage-Backed Securities	$-	$1,526,320	$-	$1,526,320
Mortgage-Backed Securities - U.S. Government Agencies	-	68,225,019	-	68,225,019
Total Fixed Income	-	69,751,339	-	69,751,339
Money Market Fund	731,248	-	-	731,248
U.S. Treasury Bills	-	20,492,912	-	20,492,912
Total Investments	$731,248	$90,244,251	$-	$90,975,499

Refer to the Fund’s schedule of investments for a detailed break-out of securities.